Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Loss and Comprehensive Loss
Revenue (Note 22)	$ 100,188	$ 95,160
Cost of sales (Note 23)	82,740	80,658
Depletion and amortization (Note 9)	(24,091)	(20,849)
Care and maintenance costs	(4,117)	(3,842)
Corporate general and administrative (Note 24)	(8,895)	(8,606)
Exploration costs	(5,971)	(3,432)
Accretion on decommissioning provision	(616)	(587)
Interest and financing expense	(7,375)	(8,189)
Foreign exchange gain (loss)	(3,504)	404
Gain on disposal of assets	18	402
Impairment to property, plant and equipment (Note 9)	0	6,000
Loss on metals contract liability (Note 10)	(10,065)	(3,396)
Other gain (loss) on derivatives (Note 12)	(164)	120
Fair value loss on royalty payable (Note 16)	(875)	(760)
Loss before income taxes	(48,207)	(40,233)
Income tax recovery (expense) (Note 25)	(679)	2,060
Net loss	(48,886)	(38,173)
Attributable to:
Shareholders of the Company	(44,947)	(34,958)
Non-controlling interests (Note 21)	(3,939)	(3,215)
Net loss	(48,886)	(38,173)
Other comprehensive income (loss)
Remeasurement of post-employment benefit obligations	2,151	878
Deferred income taxes	452	184
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	6,101	(1,472)
Other comprehensive income (loss)	7,800	(778)
Comprehensive loss	(41,086)	(38,951)
Attributable to:
Shareholders of the Company	(37,827)	(36,014)
Non-controlling interests (Note 21)	(3,259)	(2,937)
Comprehensive loss	$ (41,086)	$ (38,951)
Loss per share attributable to shareholders of the Company
Basic and diluted	$ (0.17)	$ (0.16)
Weighted average number of common shares outstanding
Basic and diluted (Note 20)	264,918,734	212,701,865